May 1, 2006


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:     Van Eck Funds, Inc.
        File Nos. 333-84624 and 811-21046
        Post-Effective Amendment No. 6


Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the prospectus and statement of additional information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 6 ("PEA No. 6") to its Registration Statement on Form N-1A. PEA No. 6 was electronically filed under Rule 485(b) on April 28, 2006.

If you have any questions or comments concerning the filing, please contact me at 212-293-2031.

Very truly yours,


/s/ Joseph J. McBrien


Joseph J. McBrien
General Counsel, Senior Vice President and Secretary